SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible assets (Details)	Dec. 31, 2024
Minimum
GOODWILL AND INTANGIBLE ASSETS, NET
Estimated useful life	3 years
Maximum
GOODWILL AND INTANGIBLE ASSETS, NET
Estimated useful life	15 years
Customer Relationships | Minimum
GOODWILL AND INTANGIBLE ASSETS, NET
Estimated useful life	8 years
Customer Relationships | Maximum
GOODWILL AND INTANGIBLE ASSETS, NET
Estimated useful life	5 years
Trade Names | Minimum
GOODWILL AND INTANGIBLE ASSETS, NET
Estimated useful life	3 years
Trade Names | Maximum
GOODWILL AND INTANGIBLE ASSETS, NET
Estimated useful life	10 years
Noncompetition Agreements
GOODWILL AND INTANGIBLE ASSETS, NET
Estimated useful life	5 years
Acquired technology
GOODWILL AND INTANGIBLE ASSETS, NET
Estimated useful life	5 years
Intellectual Property | Minimum
GOODWILL AND INTANGIBLE ASSETS, NET
Estimated useful life	3 years
Intellectual Property | Maximum
GOODWILL AND INTANGIBLE ASSETS, NET
Estimated useful life	15 years
Internally Developed Software | Minimum
GOODWILL AND INTANGIBLE ASSETS, NET
Estimated useful life	5 years